DISCLOSURE OF OTHER INFORMATION (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Other Income, Total		$ 283,816	$ 232,393	$ 124,304
Gain from changes in fair value of biological assets (See note 20)		182,950	154,705	84,476
Net income from insurance compensation		3,007	2,098	1,788
Revenue from export promotion		951	1,185	3,570
Lease income		1,625	1,995	2,156
Gain on sales of assets		28,299	15,685	13,164
Access easement		14,020	296	260
Recovery on tax credits		23,372	0	0
Compensations received		964	1,210	4,554
Gain on sales of associates		0	40,842	0
Government subsidies		4,221	0	0
Other operating results	[1]	24,407	14,377	14,336
Total of Other Expenses by activity		(182,883)	(203,698)	(95,880)
Depreciation		0	0	(523)
Legal expenses		(5,899)	(5,465)	(3,832)
Impairment provision for property, plant and equipment and others		(66,821)	(115,812)	(31,680)
Operating expenses related to staff restructuring or from plants stoppage or closed		(26,148)	(20,301)	(2,718)
Expenses related to projects		(15,791)	(13,407)	(15,497)
Loss of asset sales		(9,733)	(11,783)	(8,533)
Loss and repair of assets		(4,342)	(1,287)	(430)
Loss of forest due to fires		(21,530)	(7,541)	(2,584)
Other Taxes		(16,613)	(15,835)	(16,821)
Research and development expenses		(3,012)	(3,851)	(1,888)
Fines, readjustments and interests		(864)	(1,513)	(788)
Loss of tax credits		(1,069)
Other expenses		(11,061)	(6,903)	(10,586)
Financing income, total		29,449	32,582	20,895
Financial income from mutual funds - term deposits		16,099	21,841	13,177
Financial income resulting from swap - forward instruments		825	490	596
Other financial income		12,525	10,251	7,122
Financing costs, Total		(268,179)	(273,639)	(214,779)
Interest expense, Banks loans		(28,869)	(34,576)	(29,320)
Interest expense, Bonds		(171,834)	(178,801)	(142,846)
Interest expense, other financial instruments		(30,083)	(28,326)	(18,716)
Interest expense for right of use		(9,404)	(11,436)
Other financial costs		(27,989)	(20,500)	(23,897)
Total		2,317	7,775	17,246
Investments in associates		4,821	7,416	3,375
Joint ventures		$ (2,504)	$ 359	$ 13,871

[1]	Other operating results includes extraction of sand and gravel from wharfage and indemnities, income from contributed assets (Inv. Agrícola El Paque SpA), income from adjustments and interests related to fines, among others.